American Funds® International Vantage Fund
Investment portfolio
January 31, 2025
unaudited

Common stocks 96.53% Industrials 24.39%	Shares	Value (000)
Safran SA	245,590	$61,019
Airbus SE, non-registered shares	205,821	35,567
ABB, Ltd.	651,232	35,545
Rolls-Royce Holdings PLC[1]	4,632,552	34,703
RELX PLC	629,113	31,284
Epiroc AB, Class A	1,566,230	29,728
DSV A/S	149,439	29,585
ITOCHU Corp.	572,500	26,393
SMC Corp.	64,600	24,367
Hitachi, Ltd.	953,500	24,058
Mitsubishi Corp.	1,102,454	17,613
Canadian National Railway Co.	105,984	11,076
Canadian National Railway Co. (CAD denominated)	54,230	5,665
BAE Systems PLC	996,454	15,079
MTU Aero Engines AG	43,610	14,950
TFI International, Inc. (CAD denominated)	101,090	13,323
Recruit Holdings Co., Ltd.	167,200	11,689
Daikin Industries, Ltd.	94,800	11,170
Volvo AB, Class B	308,272	8,508
Kingspan Group PLC	112,118	7,786
Rheinmetall AG, non-registered shares	9,827	7,700
Komatsu, Ltd.	245,100	7,515
Ashtead Group PLC	104,229	6,822
Melrose Industries PLC	861,989	6,524
Ryanair Holdings PLC (ADR)	119,658	5,587
Marubeni Corp.	364,100	5,447
Bunzl PLC	92,761	3,963
SPIE SA	90,334	3,002
Brambles, Ltd.	219,104	2,690
IMCD NV	11,600	1,815
		500,173
Information technology 15.92%
SAP SE	263,008	73,085
ASML Holding NV	66,098	49,034
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	213,011	44,587
Keyence Corp.	75,220	32,441
OBIC Co., Ltd.	769,900	22,927
Halma PLC	500,707	18,731
Nomura Research Institute, Ltd.	541,700	18,344
Tokyo Electron, Ltd.	101,800	17,284
Capgemini SE	76,993	14,033
TDK Corp.	1,033,000	12,444
Fujitsu, Ltd.	513,900	9,938
American Funds International Vantage Fund — Page 1 of 6

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Shopify, Inc., Class A, subordinate voting shares[1]	69,428	$8,109
Nemetschek SE	45,692	5,474
		326,431
Financials 14.94%
London Stock Exchange Group PLC	336,783	50,161
DBS Group Holdings, Ltd.	809,385	26,543
Deutsche Bank AG	1,292,257	25,378
NatWest Group PLC	4,502,072	24,048
Skandinaviska Enskilda Banken AB, Class A	1,691,073	23,839
UniCredit SpA	508,324	23,374
Hong Kong Exchanges and Clearing, Ltd.	552,000	21,444
Münchener Rückversicherungs-Gesellschaft AG	36,750	19,909
Euronext NV	157,961	18,322
AIA Group, Ltd.	2,173,600	15,289
Partners Group Holding AG	7,708	11,720
Resona Holdings, Inc.	1,381,700	10,251
Deutsche Boerse AG	39,611	9,789
Banco Bilbao Vizcaya Argentaria, SA	698,845	7,961
Intesa Sanpaolo SpA	1,384,653	6,012
Intact Financial Corp.	23,148	4,112
Hiscox, Ltd.	234,169	3,170
Bank Central Asia Tbk PT (ADR)[2]	220,259	3,150
Sampo Oyj, Class A	46,747	1,924
		306,396
Health care 11.54%
Novo Nordisk AS, Class B	642,724	54,258
AstraZeneca PLC	356,172	50,151
EssilorLuxottica SA	161,541	44,424
Daiichi Sankyo Co., Ltd.	898,700	24,702
Chugai Pharmaceutical Co., Ltd.	401,900	17,361
HOYA Corp.	80,500	10,822
Terumo Corp.	443,600	8,335
Roche Holding AG, nonvoting non-registered shares	25,355	7,962
BeiGene, Ltd. (ADR)[1]	33,931	7,634
Straumann Holding AG	35,580	5,040
Sanofi	25,088	2,721
Innovent Biologics, Inc.[1,2]	424,500	1,804
Asahi Intecc Co., Ltd.	91,200	1,533
		236,747
Consumer discretionary 9.99%
Amadeus IT Group SA, Class A, non-registered shares	468,188	34,417
Industria de Diseño Textil, SA	524,278	28,577
LVMH Moët Hennessy-Louis Vuitton SE	37,159	26,774
MercadoLibre, Inc.[1]	12,643	24,302
Ferrari NV (EUR denominated)	31,303	13,471
Hermès International	4,566	12,783
Suzuki Motor Corp.	1,057,800	12,603
Aristocrat Leisure, Ltd.	223,376	10,459
Evolution AB	116,618	8,919
adidas AG	23,093	6,099
Nitori Holdings Co., Ltd.	45,300	5,322
InterContinental Hotels Group PLC	37,523	5,022
American Funds International Vantage Fund — Page 2 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Flutter Entertainment PLC[1]	16,735	$4,468
Sony Group Corp.	198,500	4,377
Prosus NV, Class N	97,946	3,741
B&M European Value Retail SA	864,686	3,463
		204,797
Consumer staples 7.64%
L’Oréal SA, non-registered shares	86,936	32,092
Nestlé SA	309,114	26,283
Imperial Brands PLC	602,412	20,326
Danone SA	277,192	19,394
British American Tobacco PLC	291,624	11,553
Anheuser-Busch InBev SA/NV	218,304	10,737
Unilever PLC	139,307	7,986
Carlsberg A/S, Class B	64,108	6,726
Pernod Ricard SA	48,489	5,506
Uni-Charm Corp.	632,400	4,960
Seven & i Holdings Co., Ltd.	272,700	4,327
Philip Morris International, Inc.	32,240	4,198
Asahi Group Holdings, Ltd.	228,900	2,479
		156,567
Materials 4.53%
Sika AG	96,028	24,390
Air Liquide SA	133,785	23,327
Givaudan SA	4,310	18,797
Shin-Etsu Chemical Co., Ltd.	387,500	12,094
Rio Tinto PLC	144,927	8,750
BHP Group, Ltd. (CDI)	178,931	4,412
Glencore PLC	278,696	1,210
		92,980
Energy 2.82%
TotalEnergies SE	713,294	41,432
BP PLC	2,597,213	13,474
Cenovus Energy, Inc.	206,599	2,990
		57,896
Communication services 2.64%
Nintendo Co., Ltd.	187,700	12,317
Tencent Holdings, Ltd.	209,400	11,035
Spotify Technology SA1	16,241	8,909
Koninklijke KPN NV	2,076,225	7,512
NetEase, Inc.	275,300	5,673
Singapore Telecommunications, Ltd.	1,863,400	4,554
Capcom Co., Ltd.	177,800	4,055
		54,055
Utilities 2.12%
Iberdrola, SA, non-registered shares	1,359,823	19,217
Engie SA	1,106,044	18,236
National Grid PLC	500,011	6,080
		43,533
Total common stocks (cost: $1,388,420,000)		1,979,575
American Funds International Vantage Fund — Page 3 of 6

unaudited
Short-term securities 3.39% Money market investments 3.29%	Shares	Value (000)
Capital Group Central Cash Fund 4.40%[3,4]	675,867	$67,600
Money market investments purchased with collateral from securities on loan 0.10%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.30%[3,5]	1,990,372	1,990
Total short-term securities (cost: $69,575,000)		69,590
Total investment securities 99.92% (cost: $1,457,995,000)		2,049,165
Other assets less liabilities 0.08%		1,694
Net assets 100.00%		$2,050,859
Investments in affiliates4

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2025 (000)	Dividend or interest income (000)
Short-term securities 3.29%
Money market investments 3.29%
Capital Group Central Cash Fund 4.40%[3]	$125,051	$63,376	$120,845	$6	$12	$67,600	$997

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $2,117,000, which represented .10% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 1/31/2025.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
American Funds International Vantage Fund — Page 4 of 6

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results
American Funds International Vantage Fund — Page 5 of 6

unaudited
of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$35,651	$464,522	$—	$500,173
Information technology	52,696	273,735	—	326,431
Financials	7,262	299,134	—	306,396
Health care	7,634	229,113	—	236,747
Consumer discretionary	28,770	176,027	—	204,797
Consumer staples	4,198	152,369	—	156,567
Materials	—	92,980	—	92,980
Energy	2,990	54,906	—	57,896
Communication services	8,909	45,146	—	54,055
Utilities	—	43,533	—	43,533
Short-term securities	69,590	—	—	69,590
Total	$217,700	$1,831,465	$—	$2,049,165

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-123-0325
American Funds International Vantage Fund — Page 6 of 6